UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2012

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2012

The total net of fee return of the LSV Value Equity Fund and the benchmark Russell 1000 Value Index and the S&P 500 Index for trailing periods ended April 30, 2012, were as follows:

	6 Months	1 Year*	2 Years*	3 Years*	5 Years*	10 Years*
LSV Value Equity Fund	12.82%	-2.21%	6.64%	17.48%	-3.22%	4.72%
Russell 1000 Value	11.62	1.03	7.90	18.32	-1.73	4.83
S&P 500	12.77	4.76	10.81	19.46	1.01	4.71

* As of 4/30/12; periods longer than one year are annualized; inception date is 3/31/99; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.

Value stocks continued to lag growth stocks in the U.S. large cap segment of the market as the Russell 1000 Value Index was up 11.62% vs. 14.13% for the Russell 1000 Growth Index for the trailing 6-month period. Generally, an environment which is less favorable for value stocks proves to be difficult for our deep value approach. However, portfolio attribution suggests that the cheaper value stocks that we favor performed a bit better than more expensive value stocks (relative value) during the period, despite the outperformance of growth stocks in the broad market. As a result, the Fund’s value style bias had little impact on relative returns and our model was able to add value through stock selection across several sectors most notably in Financials, Technology, Energy and Materials. Sector allocations relative to the benchmark had a neutral effect and the Fund’s smaller size bias relative to the benchmark contributed modestly to relative returns.

The Fund continues to trade at very attractive levels compared to historical averages. The key to better absolute and relative performance will be a return of focus on fundamentals rather than macro driven sentiment. And as we have highlighted previously, there is no way of knowing for sure if we are on the cusp of the next value cycle but the percentages for value stocks performing better going forward are very much in favor. Value stocks lag growth stocks by 6.2% annualized over the trailing year, 3.1% annualized over the trailing 3-years and 5.8% over the trailing 5-years (large-cap). Since 1927, on an annual basis, value has outperformed growth roughly 2/3 of the time, even after the recent negative experience and we see no reason the same will not hold true going forward.

Currently the portfolio is trading at 9.8x forward earnings, compared to 12.4x for the Russell 1000 Value benchmark, 1.3x book compared to 1.5x and 6.1x cash flow compared to 7.8x. The objective of the model is to pick undervalued and out of favor stocks with high near-term appreciation potential and as a result, the portfolio always maintains a smaller size bias relative to the benchmark Russell 1000 Value Index. Currently the average weighted market cap of the portfolio is $64.1 billion vs. $80.6 billion for the Russell 1000 Value Index.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. The Fund’s most significant sector exposures on a relative basis are to the Technology, Health Care and Energy sectors. The Fund is underweight to Utilities and Telecom stocks. From an industry perspective, the biggest overweights are to Oil and Gas, Aerospace Defense and Food Staples Retailing and the biggest underweights are REITs and Industrial Conglomerates.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2012	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments		Value (000)
LSV Value Equity Fund	Shares

Common Stock (99.8%)
Aerospace & Defense (3.4%)
Exelis	122,000	$1,407
Huntington Ingalls Industries*	73,700	2,907
L-3 Communications Holdings, Cl 3	189,200	13,914
Northrop Grumman	203,600	12,884
Raytheon	175,100	9,480

		40,592

Agricultural Operations (1.0%)
Archer-Daniels-Midland	404,300	12,465

Agricultural Products (0.6%)
Corn Products International	125,000	7,132

Aircraft (1.0%)
Lockheed Martin	127,900	11,580

Apparel Retail (0.9%)
Gap	393,300	11,209

Apparel/Textiles (0.5%)
Jones Group	518,600	5,819

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	212,400	11,514
State Street	152,200	7,035

		18,549

Automotive (2.0%)
Autoliv	148,400	9,311
Ford Motor	642,300	7,245
TRW Automotive Holdings*	179,300	8,196

		24,752

	Shares	Value (000)

Banks (9.7%)
Bank of America	1,850,100	$15,004
Huntington Bancshares	1,094,900	7,325
JPMorgan Chase	860,800	36,997
Keycorp	511,600	4,113
PNC Financial Services Group	194,500	12,899
Regions Financial	799,000	5,385
SunTrust Banks	141,450	3,435
Wells Fargo	951,500	31,809

		116,967

Biotechnology (2.6%)
Amgen	339,500	24,142
Gilead Sciences*	141,400	7,354

		31,496

Broadcasting, Newspapers & Advertising (0.3%)
Sinclair Broadcast Group, Cl A	330,500	3,397

Chemicals (2.1%)
Ashland	84,100	5,540
Dow Chemical	290,400	9,839
Eastman Chemical	188,000	10,146

		25,525

Commercial Printing (1.0%)
Deluxe	241,434	5,748
RR Donnelley & Sons	526,600	6,588

		12,336

Computer & Electronics Retail (0.2%)
RadioShack	432,500	2,240

Computers & Services (3.6%)
Computer Sciences	241,300	6,771
Hewlett-Packard	435,200	10,775
Seagate Technology	448,700	13,802
United Online	334,100	1,584
Western Digital*	277,000	10,750

		43,682

Construction & Engineering (0.8%)
EMCOR Group	198,200	5,811
Tutor Perini*	240,800	3,663

		9,474

Drug Retail (1.8%)
CVS Caremark	270,100	12,052
Walgreen	290,100	10,171

		22,223

Electrical Services (2.6%)
American Electric Power	228,500	8,875
CMS Energy	180,600	4,152
Entergy	159,300	10,444
Public Service Enterprise Group	271,600	8,460

		31,931

The accompanying notes are an integral part of the financial statements.

Schedules of Investments April 30, 2012	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	37,100	$7,162

Financial Services (5.0%)
Capital One Financial	170,800	9,476
Citigroup	625,000	20,650
Discover Financial Services	376,400	12,760
Goldman Sachs Group	95,400	10,985
Morgan Stanley	384,800	6,650

		60,521

Food, Beverage & Tobacco (0.9%)
Supervalu	673,700	4,002
Tyson Foods, Cl A	366,800	6,694

		10,696

Gas/Natural Gas (1.1%)
Atmos Energy	192,000	6,255
UGI	220,100	6,423

		12,678

General Merchandise Stores (1.6%)
Big Lots*	151,200	5,540
Target	237,300	13,749

		19,289

Health Care Equipment (0.8%)
Baxter International	87,500	4,848
Medtronic	122,800	4,691

		9,539

Health Care Services (0.4%)
Lincare Holdings	208,500	5,088

Household Durables (0.5%)
Newell Rubbermaid	359,000	6,534

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	124,700	7,983

Insurance (10.5%)
Aetna	323,100	14,229
Allstate	406,300	13,542
American Financial Group	329,800	12,836
Assurant	177,300	7,152
Chubb	101,200	7,395
CIGNA	219,500	10,148
Coventry Health Care	187,200	5,614
Genworth Financial, Cl A*	550,000	3,305
Hartford Financial Services Group	356,800	7,332
Lincoln National	189,131	4,685
Magellan Health Services*	106,300	4,707
MetLife	195,300	7,037
Prudential Financial	194,200	11,757
Stancorp Financial Group	151,800	5,826
Travelers	162,700	10,465

		126,030

IT Consulting & Other Services (0.4%)
SAIC	440,300	5,354

	Shares	Value (000)

Machinery (1.9%)
AGCO*	194,400	$9,053
Deere	164,291	13,531

		22,584

Office Electronics (0.5%)
Xerox	725,800	5,647

Office Equipment (0.6%)
Avery Dennison	242,400	7,752

Petroleum & Fuel Products (13.5%)
Chevron	445,100	47,430
ConocoPhillips	455,200	32,606
Exxon Mobil	345,700	29,848
Marathon Oil	481,500	14,127
Marathon Petroleum	350,500	14,584
Stone Energy*	225,900	6,336
Tesoro*	216,200	5,027
Valero Energy	521,600	12,884

		162,842

Pharmaceuticals (8.4%)
Abbott Laboratories	256,600	15,925
Eli Lilly	251,400	10,405
Endo Pharmaceuticals Holdings*	162,000	5,693
Merck	764,800	30,011
Pfizer	1,711,400	39,242

		101,276

Printing & Publishing (1.6%)
American Greetings, Cl A	301,400	4,822
Gannett	429,200	5,932
Lexmark International, Cl A	273,300	8,226

		18,980

Reinsurance (1.6%)
Everest Re Group	112,400	11,139
Validus Holdings	256,700	8,342

		19,481

Retail (2.8%)
Kohl’s	190,000	9,525
Kroger	515,200	11,989
Safeway	579,300	11,777

		33,291

Semi-Conductors/Instruments (4.0%)
Intel	1,411,600	40,090
Sanmina-SCI*	118,523	1,055
Vishay Intertechnology*	604,300	6,780

		47,925

Steel & Steel Works (1.0%)
Reliance Steel & Aluminum	118,500	6,623
Steel Dynamics	437,700	5,589

		12,212

Technology Distributors (0.6%)
Insight Enterprises*	347,100	7,050

The accompanying notes are an integral part of the financial statements.

Schedules of Investments April 30, 2012	(Unaudited)

LSV Value Equity Fund	Shares/ Face Amount (000)	Value (000)

Telephones & Telecommunications (5.2%)
Arris Group*	341,500	$4,416
AT&T	566,500	18,643
Cisco Systems	810,100	16,323
Corning	707,800	10,157
Harris	304,900	13,885

		63,424

Total Common Stock (Cost $1,227,979)		1,204,707

Repurchase Agreement (0.3%)
Morgan Stanley 0.050%, dated 04/30/12, to be repurchased on 05/01/12, repurchase price $3,122,368 (collateralized by a U.S. Treasury Note, par value $3,163,383, 1.375%, 05/15/2012; with total market value $3,184,823)	$3,122	3,122

Total Repurchase Agreement (Cost $3,122)		3,122

Total Investments — 100.1% (Cost $1,231,101)		$1,207,829

Percentages are based on Net Assets of $1,206,672 (000).

*	Non-income producing security.

Cl	Class

The following is a summary of the inputs used as of April 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,204,707	$—	$—	$1,204,707
Repurchase Agreement	—	3,122	—	3,122
Total Investments in Securities	$1,204,707	$3,122	$—	$1,207,829

For the six-month period ended April 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. During the six-month period ended April 30, 2012, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2012	(Unaudited)

LSV Value Equity Fund
Assets:
Investments at Value (Cost $1,231,101)	$1,207,829
Receivable for Investment Securities Sold	37,784
Dividend and Interest Receivable	910
Receivable for Capital Shares Sold	665
Reclaim Receivable	23
Prepaid Expenses	21
Total Assets	1,247,232
Liabilities:
Payable for Capital Shares Redeemed	38,574
Payable for Investment Securities Purchased	1,208
Payable due to Investment Adviser	563
Payable due to Administrator	68
Payable due to Trustees	4
Payable due to Chief Compliance Officer	4
Other Accrued Expenses	139
Total Liabilities	40,560
Net Assets	$1,206,672

Net Assets Consist of:
Paid-in Capital	$1,505,708
Undistributed Net Investment Income	6,413
Accumulated Net Realized Loss on Investments	(282,177)
Net Unrealized Depreciation on Investments	(23,272)
Net Assets	$1,206,672

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	83,150,954 (1)
Net Asset Value, Offering and Redemption Price Per Share	$14.51

(1)	Shares have not been rounded

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2012	(Unaudited)

	LSV Value Equity Fund
Investment Income:
Dividend Income	$17,146
Interest Income	1
Total Investment Income	17,147
Expenses:
Investment Advisory Fees	3,565
Administration Fees	429
Trustees’ Fees	13
Chief Compliance Officer Fees	6
Custodian Fees	62
Professional Fees	55
Transfer Agent Fees	52
Printing Fees	46
Registration and Filing Fees	12
Insurance and Other Fees	23
Total Expenses	4,263
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	4,263
Net Investment Income	12,884
Net Realized Loss on Investments	(24,957	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	162,193
Net Realized and Unrealized Gain on Investments	137,236
Net Increase in Net Assets Resulting from Operations	$150,120

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	Includes realized gain of $5,438 (000) due to in-kind redemptions (see note 10).

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2012 (Unaudited)

and for the year ended October 31, 2011

	LSV Value Equity Fund
	11/01/2011 to 4/30/2012		11/01/2010 to 10/31/2011
Operations:
Net Investment Income	$12,884		$27,806
Net Realized Gain/(Loss) on Investments	(24,957	)(1)	22,974
Net Change in Unrealized Appreciation (Depreciation) on Investments	162,193		20,219
Net Increase in Net Assets Resulting from Operations	150,120		70,999
Dividends and Distributions:
Net Investment Income	(28,543)		(28,873)
Total Dividends and Distributions	(28,543)		(28,873)
Capital Share Transactions:
Issued	107,779		323,443
In Lieu of Dividends and Distributions	25,373		26,333
Redeemed	(496,126	)(2)	(751,148)
Net Decrease in Net Assets Derived from Capital Share Transactions	(362,974)		(401,372)
Total Decrease in Net Assets	(241,397)		(359,246)
Net Assets:
Beginning of Period	1,448,069		1,807,315
End of Period (including undistributed net investment income of $6,413 and $22,072, respectively)	$1,206,672		$1,448,069

Shares Transactions:
Issued	7,803		23,849
In Lieu of Dividends and Distributions	1,938		1,941
Redeemed	(36,813	)(2)	(55,132)
Net Decrease in Shares Outstanding from Share Transactions	(27,072)		(29,342)

(1)	Includes realized gain of $5,438 (000) due to in-kind redemptions (see note 10).

(2)	Includes redemptions as a result of an in-kind transfer of securities (see note 10).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout each period

For the six months ended April 30, 2012 (unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends And Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses To Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Value Equity Fund
2012*	$13.14	$0.14	$1.51	$1.65	$(0.28)	$—	$(0.28)	$14.51	12.82%	$1,206,672	0.66%	1.98%	4%
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	1.52	19
2010	11.66	0.25	1.32	1.57	(0.28)	—	(0.28)	12.95	13.62	1,807,315	0.63	1.98	24
2009	10.87	0.26	0.91	1.17	(0.38)	—	(0.38)	11.66	11.38	1,592,705	0.65	2.56	27
2008	19.91	0.37	(7.98)	(7.61)	(0.35)	(1.08)	(1.43)	10.87	(40.90)	1,611,099	0.64	2.38	25
2007	18.88	0.33	1.31	1.64	(0.28)	(0.33)	(0.61)	19.91	8.83	3,123,533	0.62	1.75	20

*	For the six month period ended April 30, 2012 (Unaudited). All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and not been annualized.

†	Return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2012	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 41 funds. The financial statements herein are those of the LSV Value Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value

Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2012, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several

Notes to Financial Statements April 30, 2012	(Unaudited)

inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended April 30, 2012, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a

Notes to Financial Statements April 30, 2012	(Unaudited)

minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2012, the Fund earned $15 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-months ended April 30, 2012, were as follows (000):

Purchases
Other	$53,457
Sales
Other	$383,746

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

There were no permanent differences for the year ended October 31, 2011.

The tax character of dividends and distributions paid during the years ended October 31, 2011 and 2010 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2011	$28,873	$—	$28,873
2010	38,689	—	38,689

As of October 31, 2011, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$22,070
Capital Loss Carryforward	(241,273)
Unrealized Depreciation	(201,410)

Total Accumulated Losses	$(420,613)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total Capital Loss Carryforwards 2011
$60,498	$176,168	$4,429	$178	$241,273

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2012, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,231,317	$198,937	$(222,425)	$(23,488)

Notes to Financial Statements April 30, 2012	(Unaudited)

8.	Other:

At April 30, 2012, 43% of total shares outstanding were held by three record shareholders. These shareholders were comprised of an omnibus account that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Recent Accounting Pronouncement:

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

10.	In-Kind Transfer of Securities:

During the six-months ended April 30, 2012, the Fund redeemed shares of beneficial interest in exchange for securities.

As a result of this redemption, the following shares were redeemed for assets valued at the following:

Date of Transfer	Shares Redeemed	Value of Investment Securities (000)	Realized Gain (000)
4/30/2012	2,607,226	$37,836	$5,438
11.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/11	Ending Account Value 04/30/12	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,128.20	0.66%	$3.49

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.58	0.66%	$3.32

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 14-15, 2012, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser, including its history, assets under management, ownership structure, investment and research personnel, sell discipline, approach to risk management and “deep value” approach to investing. The Adviser’s representatives also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent, and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

Investment Performance of the Funds

The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, the representatives from the Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, outlining current market conditions, noting that value strategies have underperformed growth strategies in recent years, and explaining the Adviser’s expectations and strategies for the future. The Board noted that, although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Funds was reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fee was the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 6, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 6, 2012